LVIP Macquarie High Yield Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–89.37%
Advertising–1.26%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	450,000	$427,234
CMG Media Corp. 8.88% 12/15/27	1,460,000	854,100
Stagwell Global LLC 5.63% 8/15/29	865,000	836,298
		2,117,632
Aerospace & Defense–1.98%
Bombardier, Inc.
7.00% 6/1/32	65,000	67,986
7.25% 7/1/31	395,000	417,588
8.75% 11/15/30	695,000	763,162
TransDigm, Inc.
6.63% 3/1/32	675,000	702,906
6.88% 12/15/30	1,320,000	1,382,272
		3,333,914
Airlines–0.49%
Air Canada 3.88% 8/15/26	855,000	832,587
		832,587
Apparel–0.35%
S&S Holdings LLC 8.38% 10/1/31	590,000	594,048
		594,048
Auto Manufacturers–1.41%
Allison Transmission, Inc. 5.88% 6/1/29	2,360,000	2,374,623
		2,374,623
Auto Parts & Equipment–2.57%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	565,000	566,840
Dana, Inc. 4.50% 2/15/32	615,000	545,412
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,263,894
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	748,764
Phinia, Inc. 6.63% 10/15/32	400,000	403,302
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	801,773
		4,329,985
Banks–1.91%
μBanco Santander SA 8.00% 2/1/34	800,000	849,884
μBank of Montreal 7.70% 5/26/84	585,000	617,340
μBarclays PLC 9.63% 12/15/29	770,000	866,954
μDeutsche Bank AG 6.00% 10/30/25	700,000	684,404
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUBS Group AG 6.85% 9/10/29	200,000	$202,381
		3,220,963
Building Materials–1.28%
CP Atlas Buyer, Inc. 7.00% 12/1/28	940,000	870,314
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	864,604
Standard Industries, Inc. 3.38% 1/15/31	475,000	423,148
		2,158,066
Chemicals–1.52%
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	861,900
NOVA Chemicals Corp. 8.50% 11/15/28	185,000	197,476
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	208,116
9.75% 11/15/28	775,000	827,125
Vibrantz Technologies, Inc. 9.00% 2/15/30	490,000	457,753
		2,552,370
Commercial Services–3.75%
ADT Security Corp. 4.13% 8/1/29	970,000	926,488
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 7/15/27	120,000	119,485
5.75% 7/15/27	110,000	108,372
Block, Inc. 6.50% 5/15/32	615,000	640,411
Cimpress PLC 7.38% 9/15/32	585,000	589,739
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	542,465
United Rentals North America, Inc. 3.88% 2/15/31	2,755,000	2,562,648
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	830,156
		6,319,764
Computers–0.96%
Amentum Escrow Corp. 7.25% 8/1/32	275,000	286,999
NCR Voyix Corp.
5.00% 10/1/28	375,000	368,065
5.13% 4/15/29	72,000	70,455
Seagate HDD Cayman
5.75% 12/1/34	450,000	453,583
8.25% 12/15/29	405,000	439,651
		1,618,753
LVIP Macquarie High Yield Fund–1

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.43%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	$723,691
		723,691
Diversified Financial Services–2.46%
μAerCap Holdings NV 5.88% 10/10/79	1,723,000	1,722,967
μAir Lease Corp. 4.65% 6/15/26	905,000	882,183
Castlelake Aviation Finance DAC 5.00% 4/15/27	718,000	719,836
Focus Financial Partners LLC 6.75% 9/15/31	810,000	817,732
		4,142,718
Electric–4.13%
Calpine Corp.
3.75% 3/1/31	950,000	880,287
4.63% 2/1/29	320,000	309,068
5.00% 2/1/31	1,005,000	973,075
5.13% 3/15/28	565,000	557,142
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,062,052
μVistra Corp.
7.00% 12/15/26	1,645,000	1,679,223
8.00% 10/15/26	760,000	796,129
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	704,623
		6,961,599
Electronics–0.58%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	981,876
		981,876
Engineering & Construction–0.26%
Arcosa, Inc. 6.88% 8/15/32	415,000	434,314
		434,314
Entertainment–3.40%
Caesars Entertainment, Inc.
6.50% 2/15/32	390,000	403,421
7.00% 2/15/30	1,360,000	1,420,787
Light & Wonder International, Inc. 7.25% 11/15/29	790,000	817,353
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,650,000	1,637,543
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63% 5/1/32	1,395,000	1,444,666
		5,723,770
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.59%
GFL Environmental, Inc. 6.75% 1/15/31	945,000	$991,146
		991,146
Food–1.14%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	422,225
9.63% 9/15/32	590,000	610,731
Post Holdings, Inc. 6.38% 3/1/33	865,000	879,115
		1,912,071
Health Care Products–1.91%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	837,360
Medline Borrower LP
3.88% 4/1/29	795,000	752,678
5.25% 10/1/29	1,650,000	1,618,951
		3,208,989
Health Care Services–2.49%
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	839,490
6.13% 4/1/30	200,000	171,004
6.88% 4/15/29	200,000	181,354
DaVita, Inc.
3.75% 2/15/31	490,000	441,980
4.63% 6/1/30	480,000	457,582
Legacy LifePoint Health LLC 4.38% 2/15/27	615,000	603,103
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	861,113
Tenet Healthcare Corp. 6.13% 10/1/28	625,000	629,990
		4,185,616
Insurance–4.28%
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	976,868
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	544,774
8.13% 2/15/32	480,000	493,426
HUB International Ltd.
5.63% 12/1/29	860,000	843,481
7.38% 1/31/32	780,000	805,424
Jones Deslauriers Insurance Management, Inc.
8.50% 3/15/30	1,140,000	1,219,692
10.50% 12/15/30	793,000	862,372
Panther Escrow Issuer LLC 7.13% 6/1/31	805,000	844,372
LVIP Macquarie High Yield Fund–2

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
USI, Inc. 7.50% 1/15/32	590,000	$611,210
		7,201,619
Internet–0.25%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	419,569
		419,569
Iron & Steel–0.68%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,142,419
		1,142,419
Leisure Time–2.59%
Carnival Corp.
5.75% 3/1/27	765,000	774,756
6.00% 5/1/29	1,710,000	1,732,571
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,830,000	1,853,202
		4,360,529
Lodging–0.51%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	854,586
		854,586
Machinery Construction & Mining–0.73%
Manitowoc Co., Inc. 9.25% 10/1/31	420,000	430,500
Terex Corp. 6.25% 10/15/32	795,000	795,000
		1,225,500
Machinery Diversified–0.76%
Esab Corp. 6.25% 4/15/29	1,240,000	1,273,552
		1,273,552
Media–7.24%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	737,704
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,101,370
4.50% 5/1/32	230,000	198,870
5.38% 6/1/29	765,000	737,225
6.38% 9/1/29	830,000	830,984
CSC Holdings LLC
4.50% 11/15/31	625,000	454,995
5.00% 11/15/31	655,000	323,689
Cumulus Media New Holdings, Inc. 8.00% 7/1/29	811,000	322,622
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	865,000	849,285
Gray Television, Inc. 5.38% 11/15/31	2,180,000	1,363,418
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
McGraw-Hill Education, Inc. 7.38% 9/1/31	589,000	$611,131
Midcontinent Communications 8.00% 8/15/32	790,000	804,075
Nexstar Media, Inc. 4.75% 11/1/28	1,045,000	998,440
Sirius XM Radio, Inc.
4.00% 7/15/28	920,000	867,969
4.13% 7/1/30	955,000	866,068
Univision Communications, Inc. 7.38% 6/30/30	595,000	575,840
VZ Secured Financing BV 5.00% 1/15/32	595,000	547,545
		12,191,230
Mining–3.37%
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,223,315
Constellium SE 6.38% 8/15/32	1,250,000	1,282,905
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	685,000	693,797
6.13% 4/15/32	310,000	317,086
Novelis Corp.
3.25% 11/15/26	195,000	188,170
3.88% 8/15/31	195,000	178,262
4.75% 1/30/30	1,850,000	1,793,586
		5,677,121
Office Business Equipment–0.15%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	245,351
		245,351
Oil & Gas–7.52%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88% 6/30/29	753,000	743,887
Civitas Resources, Inc. 8.63% 11/1/30	765,000	810,500
Gulfport Energy Corp. 6.75% 9/1/29	840,000	849,825
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,052,708
6.00% 2/1/31	469,000	455,266
6.25% 4/15/32	553,000	538,248
Matador Resources Co. 6.25% 4/15/33	590,000	580,105
Murphy Oil Corp. 6.00% 10/1/32	322,000	317,706
Nabors Industries, Inc.
8.88% 8/15/31	335,000	318,677
9.13% 1/31/30	970,000	1,000,359
LVIP Macquarie High Yield Fund–3

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Finance II LLC 8.00% 4/15/30	625,000	$644,871
SM Energy Co.
6.75% 8/1/29	290,000	291,197
7.00% 8/1/32	367,000	368,418
Southwestern Energy Co. 5.38% 3/15/30	1,315,000	1,311,012
Sunoco LP 7.25% 5/1/32	460,000	487,608
Transocean, Inc.
8.00% 2/1/27	948,000	947,427
8.50% 5/15/31	775,000	770,078
Vital Energy, Inc. 7.88% 4/15/32	1,210,000	1,172,139
		12,660,031
Oil & Gas Services–2.01%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	840,902
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27	1,035,000	1,043,749
7.13% 3/15/29	320,000	329,585
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,172,274
		3,386,510
Packaging & Containers–2.47%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28	460,000	421,074
4.00% 9/1/29	485,000	432,920
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	156,470
8.75% 4/15/30	500,000	507,721
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	1,415,000	1,461,946
9.25% 4/15/27	395,000	405,023
Sealed Air Corp.
5.00% 4/15/29	265,000	260,991
6.50% 7/15/32	300,000	309,350
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	211,678
		4,167,173
Pharmaceuticals–1.41%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	906,835
Grifols SA 4.75% 10/15/28	610,000	571,368
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	$890,305
		2,368,508
Pipelines–4.09%
EQM Midstream Partners LP
4.75% 1/15/31	1,732,000	1,677,109
6.50% 7/15/48	265,000	273,971
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	580,000	587,273
7.88% 5/15/32	195,000	198,538
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	814,138
NuStar Logistics LP
6.00% 6/1/26	642,000	645,817
6.38% 10/1/30	586,000	608,047
Venture Global LNG, Inc.
7.00% 1/15/30	835,000	853,050
8.38% 6/1/31	1,165,000	1,230,154
		6,888,097
Retail–5.03%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	209,813
4.75% 3/1/30	660,000	631,723
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	614,781
6.95% 3/1/33	431,000	436,432
@Carvana Co.
13.00% 6/1/30	308,850	335,836
14.00% 6/1/31	288,900	340,300
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,626,435
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,189,535
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	1,005,000	1,055,201
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,393,881
@White Cap Parent LLC 8.25% 3/15/26	642,000	642,408
		8,476,345
Semiconductors–1.00%
Entegris, Inc.
4.75% 4/15/29	437,000	430,642
5.95% 6/15/30	1,225,000	1,247,731
		1,678,373
LVIP Macquarie High Yield Fund–4

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–2.17%
Athenahealth Group, Inc. 6.50% 2/15/30	420,000	$403,446
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,159,077
UKG, Inc. 6.88% 2/1/31	1,060,000	1,095,299
		3,657,822
Telecommunications–6.73%
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	1,740,000	1,740,000
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	846,768
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	335,642
6.50% 10/1/28	1,510,000	1,425,753
Frontier Communications Holdings LLC
5.88% 11/1/29	435,000	431,785
6.00% 1/15/30	1,795,000	1,791,882
6.75% 5/1/29	515,000	518,630
Iliad Holding SASU 8.50% 4/15/31	1,210,000	1,301,483
Sable International Finance Ltd.
5.75% 9/7/27	1,206,000	1,200,229
7.13% 10/15/32	845,000	848,169
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	890,027
		11,330,368
Transportation–1.00%
Genesee & Wyoming, Inc. 6.25% 4/15/32	1,645,000	1,691,634
		1,691,634
Trucking & Leasing–0.51%
Fortress Transportation & Infrastructure Investors LLC 7.00% 6/15/32	820,000	860,755
		860,755
Total Corporate Bonds (Cost $149,181,152)		150,475,587
LOAN AGREEMENTS–7.55%
•Amynta Agency Borrower, Inc. 9.03% (SOFR CME03M + 3.75%) 2/28/28	816,722	816,215
•Applied Systems, Inc. 9.85% (SOFR CME03M + 3.25%) 2/23/32	763,000	784,936
•Banff Merger Sub, Inc. 11.01% (SOFR CME03M + 5.75%) 7/30/32	925,000	909,969
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Bausch & Lomb Corp. 8.27% (SOFR CME01M + 3.25%) 5/10/27	784,962	$781,336
•CD&R Hydra Buyer, Inc. 8.95% (SOFR CME01M + 4.00%) 3/25/31	820,875	814,718
∞Cotiviti, Inc. 0.00% 5/1/31	806,000	809,023
•Dynacast International LLC 9.91% (SOFRTE03M + 4.75%) 7/22/25	1,155,060	1,124,254
•Heartland Dental LLC 9.17% (SOFR CME03M + 4.50%) 4/28/28	1,238,775	1,215,808
•Hexion Holdings Corp. 12.38% (SOFR CME01M + 7.44%) 3/15/30	510,000	456,027
∞Icon Parent, Inc. 0.00% 9/10/32	296,000	296,648
•PMHC II, Inc. 9.70% (SOFR CME03M + 4.25%) 4/23/29	601,205	586,115
•Roper Industrial Products Investment Co. LLC 7.85% (SOFR CME03M + 3.25%) 11/22/29	820,875	822,049
•Solis IV BV 8.57% (SOFR CME03M + 3.50%) 2/26/29	420,571	416,365
•SPX Flow, Inc. 8.35% (SOFR CME01M + 3.50%) 4/5/29	530,000	530,355
•Staples, Inc. 10.69% (SOFR CME03M + 5.75%) 9/4/29	855,000	775,759
∞Univision Communications, Inc. 0.00% 6/24/29	70,909	69,713
USALCO LLC
∞0.00% 9/17/31	35,961	36,051
•8.85% (SOFR CME01M + 4.00%) 10/31/24	349,038	349,911
•Vantage Specialty Chemicals, Inc. 9.87% (SOFR CME03M + 4.75%) 10/26/26	1,123,955	1,111,310
Total Loan Agreements (Cost $12,730,527)		12,706,562
NON-AGENCY ASSET-BACKED SECURITIES–1.63%
•AIMCO CLO 19 Ltd. Series 2024-19A E 1.00% (5.00% minus TSFR03M) 10/20/37	150,000	150,000
•Barings CLO Ltd.
Series 2018-2A ER 12.14% (TSFR03M + 6.90%) 7/15/36	150,000	151,038
Series 2024-2A E 11.20% (TSFR03M + 5.90%) 7/15/39	150,000	150,915
•Bear Mountain Park CLO Ltd. Series 2022-1A ER 11.25% (TSFR03M + 5.95%) 7/15/37	150,000	150,179
LVIP Macquarie High Yield Fund–5

LVIP Macquarie High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners CLO XII-B Ltd. Series 2017-12BRA E 11.49% (TSFR03M + 6.25%) 10/15/37	150,000	$147,804
•Carlyle U.S. CLO Ltd. Series 2024-5A E 1.00% (5.65% minus TSFR03M) 10/25/36	250,000	250,000
•Golub Capital Partners CLO 76 B Ltd. Series 2024-76A E 10.49% (TSFR03M + 5.75%) 10/25/37	300,000	300,631
•Madison Park Funding XXX Ltd. Series 2018-30A ER 11.60% (TSFR03M + 6.40%) 7/16/37	150,000	153,080
•OFSI BSL XIV CLO Ltd. Series 2024-14A E 12.93% (TSFR03M + 7.74%) 7/20/37	300,000	291,055
•OHA Credit Funding 11 Ltd. Series 2022-11A ER 10.61% (TSFR03M + 5.40%) 7/19/37	150,000	149,183
•OHA Credit Funding 9 Ltd. Series 2021-9A ER 1.00% (5.50% minus TSFR03M) 10/19/37	150,000	150,031
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Storm King Park CLO Ltd. Series 2022-1A ER 11.09% (TSFR03M + 6.15%) 10/15/37	200,000	$200,041
•TCW CLO Ltd. Series 2024-2A E 12.48% (TSFR03M + 7.25%) 7/17/37	250,000	252,278
•Wellfleet CLO Ltd. Series 2022-1A ER 12.99% (TSFR03M + 7.75%) 7/15/37	250,000	244,404
Total Non-Agency Asset-Backed Securities (Cost $2,732,833)		2,740,639

	Number of Shares
MONEY MARKET FUND–2.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	3,868,491	3,868,491
Total Money Market Fund (Cost $3,868,491)		3,868,491

TOTAL INVESTMENTS–100.85% (Cost $168,513,003)	169,791,279

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.85%)	(1,423,105)
NET ASSETS APPLICABLE TO 37,352,926 SHARES OUTSTANDING–100.00%	$168,368,174

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Delayed settlement. Interest rate to be determined upon settlement date.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP Macquarie High Yield Fund–6